Average Annual Total Returns (Vanguard Prime Money Market Fund Retail)	Vanguard Prime Money Market Fund Vanguard Prime Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014	Citigroup 3-Month U.S. Treasury Bill Index Vanguard Prime Money Market Fund Vanguard Prime Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014	Money Market Funds Average Vanguard Prime Money Market Fund Vanguard Prime Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.02%	0.05%	none
Five Years	0.14%	0.09%	0.03%
Ten Years	1.74%	1.58%	1.37%